30. Segment Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	R$ 80,007,422	R$ 77,352,955	R$ 75,655,274
Intersegment sales	108,936	99,703	95,268
Net revenue from sales and services, excluding intersegment rules	80,007,422	77,352,955	75,655,274
Operating income (expense)	2,866,920	3,105,710	2,961,530
Share of profit (loss) of joint-ventures and associates:	20,673	7,476	(10,884)
Financial result, net	(474,296)	(842,576)	(703,338)
Income before income and social contribution taxes	2,413,297	2,270,610	2,247,308
Ultragaz
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	6,069,340	5,365,524	4,621,242
Intersegment sales	2,217	2,942	3,027
Net revenue from sales and services, excluding intersegment rules	6,067,123	5,362,582	4,618,215
Operating income (expense)	269,125	288,449	213,895
Share of profit (loss) of joint-ventures and associates:	1,245	(39)	(55)
Ipiranga
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	67,730,856	66,407,305	65,349,812
Intersegment sales	964	0	0
Net revenue from sales and services, excluding intersegment rules	67,729,892	66,407,305	65,349,786
Operating income (expense)	2,415,534	2,383,585	2,154,606
Share of profit (loss) of joint-ventures and associates:	(19,777)	(23,178)	(21,779)
Oxiteno
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	3,957,584	3,700,703	4,082,479
Intersegment sales	919	2,519	2,576
Net revenue from sales and services, excluding intersegment rules	3,956,665	3,698,184	4,079,903
Operating income (expense)	140,262	308,177	579,541
Share of profit (loss) of joint-ventures and associates:	1,417	975	2,003
Ultracargo
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	438,360	355,412	315,510
Intersegment sales	54,174	48,941	44,395
Net revenue from sales and services, excluding intersegment rules	384,186	306,471	271,115
Operating income (expense)	74,880	127,904	(16,058)
Share of profit (loss) of joint-ventures and associates:	1,578	(27)	699
Extrafarma
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	1,869,466	1,578,210	1,336,255
Intersegment sales	0	0	0
Net revenue from sales and services, excluding intersegment rules	1,869,466	1,578,210	1,336,255
Operating income (expense)	(36,854)	(5,577)	4,985
Subtotal
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	80,065,606	77,407,154	75,705,298
Intersegment sales	58,274	54,402	49,998
Net revenue from sales and services, excluding intersegment rules	80,007,332	77,352,752	75,655,274
Operating income (expense)	2,862,947	3,102,538	2,936,969
Share of profit (loss) of joint-ventures and associates:	(15,537)	(22,269)	(19,132)
Financial result, net	2,064,683	1,673,468	1,414,687
Income before income and social contribution taxes	1,161,299	1,089,595	979,607
Others
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	50,752	45,504	45,244
Intersegment sales	50,662	45,301	45,270
Net revenue from sales and services, excluding intersegment rules	90	203	0
Operating income (expense)	3,973	3,172	24,561
Share of profit (loss) of joint-ventures and associates:	36,210	29,745	8,248
Intersegment sales
SummaryOfSegmentInformationLineItems [Line Items]
Net revenue from sales and services	R$ (108,936)	R$ (99,703)	R$ (95,268)